CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 673,102	$ 96,947	¥ 400,657
Restricted cash	3,704	533	10,599
Time deposits	804,692	115,900	1,220,797
Short-term investments	100,000	14,403	45,540
Accounts receivable			3,638
Prepayments and other current assets	125,534	18,078	30,855
Total current assets	1,707,032	245,861	1,712,086
Non-current assets:
Property and equipment, net	53,935	7,768	44,194
Intangible assets, net	61,547	8,865	200,148
Goodwill	160,438	23,108	64,899
Deposits	5,810	837	1,217
Long-term investments	85,459	12,309	60,332
Other non-current assets	2,671	386	1,621
Total non-current assets	369,860	53,273	372,411
TOTAL ASSETS	2,076,892	299,134	2,084,497
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to 500.com Limited of RMB106 and Nil as of December 31, 2015 and 2016, respectively)			106
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB14,896 and RMB15,846 (US$2,282) as of December 31, 2015 and 2016, respectively)	16,270	2,343	15,890
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB127,897 and RMB67,166 (US$9,674) as of December 31, 2015 and 2016, respectively)	184,155	26,524	140,612
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB1,061 and RMB8,897 (US$1,281) as of December 31, 2015 and 2016, respectively)	9,050	1,303	1,214
Total current liabilities	209,475	30,170	157,822
Non-current liabilities:
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB45,380 and RMB 42,705 (US$6,152) as of December 31, 2015 and 2016, respectively)	44,472	6,405	46,928
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB 13,411 and RMB 14,902(US$2,145) as of December 31, 2015 and 2016, respectively)	14,902	2,146	13,411
Total non-current liabilities	59,374	8,551	60,339
TOTAL LIABILITIES	268,849	38,721	218,161
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	2,198,385	316,633	2,022,369
Treasury shares	(123,258)	(17,753)	(8,773)
Accumulated other comprehensive income	172,589	24,858	89,488
Accumulated deficit	(538,328)	(77,535)	(335,363)
Total shareholder's equity	1,709,531	246,224	1,767,863
Noncontrolling interests	98,512	14,189	98,473
Total shareholders' equity	1,808,043	260,413	1,866,336
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS’ EQUITY	2,076,892	299,134	2,084,497
Class A Ordinary shares [Member]
Shareholders’ equity:
Ordinary shares, value	115	17	110
Class B Ordinary shares [Member]
Shareholders’ equity:
Ordinary shares, value	¥ 28	$ 4	¥ 32